Annual Operating Expenses {- Energy Service Portfolio} - 02.28 Select Portfolios: Group 3 Energy Sector Combo PRO-17 - Energy Service Portfolio - Energy Service Portfolio-Default	Apr. 29, 2021
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.38%
Total annual operating expenses	0.91%